Financial Risk Management - Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	₩ 1,185,892	₩ 1,597,741
Trade accounts and notes payable	4,156,149	4,175,064
Other accounts payable	1,723,867	2,921,719
Long-term other accounts payable	323,400	413,255
Security deposits received	189,214	190,329
Lease liabilities	60,653	77,246
Derivatives	11,184	45,705
Fair value hedging derivatives		36,052
Cash outflow	75,016	1,385,858
Cash inflow	(63,832)	(1,340,153)
Total	22,104,354	25,766,147
6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	631,539	111,169
Trade accounts and notes payable	3,884,788	3,969,497
Other accounts payable	1,404,896	2,688,979
Security deposits received		3,120
Lease liabilities	23,948	29,980
Derivatives	930	18,781
Fair value hedging derivatives		1,514
Cash outflow	21,402	657,325
Cash inflow	(20,472)	(638,544)
Total	9,676,908	10,357,213
6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	11,638	319,011
Trade accounts and notes payable	271,361	205,567
Other accounts payable	318,971	232,740
Security deposits received	808	4,597
Lease liabilities	12,681	21,335
Derivatives	3,447	3,988
Fair value hedging derivatives		5,878
Cash outflow	20,467	47,527
Cash inflow	(17,020)	(43,539)
Total	3,228,633	2,694,098
1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	416,573	642,996
Long-term other accounts payable	69,090	129,587
Security deposits received		1,047
Security deposits received	6,841
Lease liabilities	13,889	11,848
Derivatives	4,495	12,474
Fair value hedging derivatives		20,282
Cash outflow	22,342	510,676
Cash inflow	(17,847)	(498,202)
Total	4,452,103	7,049,352
2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	126,142	524,565
Long-term other accounts payable	192,570	175,358
Security deposits received	181,565	181,565
Lease liabilities	9,423	11,461
Derivatives	2,312	10,462
Fair value hedging derivatives		8,378
Cash outflow	10,805	170,330
Cash inflow	(8,493)	(159,868)
Total	4,658,945	5,308,884
More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term other accounts payable	61,740	108,310
Lease liabilities	712	2,622
Total	87,765	356,600
Unsecured bank borrowings [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	14,453,995	16,309,036
Unsecured bank borrowings [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	3,730,807	3,534,173
Unsecured bank borrowings [member] | 6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	2,609,727	1,900,982
Unsecured bank borrowings [member] | 1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	3,941,215	6,231,118
Unsecured bank borrowings [member] | 2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	4,146,933	4,397,095
Unsecured bank borrowings [member] | More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	25,313	245,668
Carrying amount [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	13,412,275	15,040,986
Bonds	1,137,839	1,488,143
Trade accounts and notes payable	4,156,149	4,175,064
Other accounts payable	1,720,670	2,918,903
Long-term other accounts payable	279,774	357,907
Security deposits received	160,713	153,370
Lease liabilities	57,975	73,364
Derivatives	10,768	63,526
Fair value hedging derivatives		36,052
Total	₩ 20,936,163	₩ 24,307,315